Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

Union Security Life Insurance Company of New York
as of December 31, 2012, 2011 and 2010
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2012:
Valuation allowance for mortgage loans on real estate	512	0	0	0	512
Total	$512	$0	$0	$0	$512
2011:
Valuation allowance for deferred tax assets	$160	$(160)	$0	$0	$0
Valuation allowance for mortgage loans on real estate	502	10	0	0	512
Total	$662	$(150)	$0	$0	$512
2010:
Valuation allowance for deferred tax assets	$145	$15	$0	$0	$160
Valuation allowance for mortgage loans on real estate	355	147	0	0	502
Total	$500	$162	$0	$0	$662